SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 2,682	$ 6,631	$ 15,982
Charged (credited) to costs and expenses	(1,315)	(3,465)	(9,158)
(Deductions) Adjustments	(14)	(484)	(193)
Balance at end of period	1,353	2,682	6,631
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	190,198	190,334	189,253
Charged (credited) to costs and expenses	(2,369)	1,394	1,273
Credited to other accounts	(538)	(1,530)	(192)
Balance at end of period	$ 187,291	$ 190,198	$ 190,334